Reinsurance - Schedule of reinsurance assets and liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	$ 2,643	$ 2,517		$ 3,101	$ 3,140	$ 3,155
Total Assets		29,361		37,203
Liabilities:
Future policy benefits for life and accident and health insurance contracts	53,406	50,518	$ 57,415	64,270	65,182
Policyholder contract deposits	158,025	156,058	152,447	151,545	148,421	148,421
Other policyholder funds	2,897	2,885	$ 2,884	2,879	2,740
Total Liabilities		209,461		218,694
Fortitude RE
Assets:
Reinsurance assets, net of allowance for credit losses and disputes	$ 27,238	$ 26,844		$ 34,102	$ 36,824	$ 15